INTERESTS IN JOINT ARRANGEMENTS (Details Textual) $ in Thousands, $ in Thousands			1 Months Ended		11 Months Ended	12 Months Ended
	Jul. 29, 2020 USD ($)	Jul. 29, 2020 CLP ($)	Feb. 29, 2020 USD ($)	Feb. 29, 2020 CLP ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020	Dec. 31, 2019 USD ($)	Apr. 01, 2019 CLP ($)	Sep. 24, 2012
Disclosure Of Interests In Joint Arrangements [Line Items]
Proportion of ownership interest in joint venture						50.00%
Arauco [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital commitments							$ 2,162	$ 1,570,000
Agrícola El Paque SpA [Member] | Forestal Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations	$ 4,753	$ 3,651,895
E2E S.A. [Member] | Maderas Arauco S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations			$ 15,022	$ 12,000,000
Percentage of interests in joint operation						50.00%
Parque Eólico Ovejera del Sur SpA. [Member] | Arauco Bioenergia S.A. [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Capital contribution to joint operations					$ 354
Percentage of interests in joint operation						50.00%
Flakeboard [Member]
Disclosure Of Interests In Joint Arrangements [Line Items]
Percentage of voting equity interests acquired									100.00%